Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Inventories

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Finished goods	$8,454,783	$12,628,314	$410,944
Work in process	7,950,743	8,821,890	287,078
Raw materials	46,978,647	61,672,903	2,006,928
Supplies	3,339,042	3,344,968	108,850
Raw materials and supplies in transit	1,109,766	869,400	28,292

	$67,832,981	$87,337,475	$2,842,092